Segment Reporting - Statement of Operations (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Segment Reporting
Number of reportable segments | item	3	3	3
Gain on sale of loans, net	$ 5,955	$ 20,131	$ 65,294	$ 14,004
Servicing (expense) fees, net	(12)	(119)	(432)	3,603
Gain (loss) on mortgage servicing rights, net	111	38	34	(28,509)
Real estate services fees, net	185	210	1,144	1,312
Other revenue	951	324	279	1,498
Other operating expense	(19,357)	(21,298)	(81,204)	(81,273)
Other income (expense)	11,006	12	11,078	1,348
Loss before income taxes	(1,161)	(702)	(3,807)	(88,017)
Income tax expense	23	(19)	71	133
Net loss	(1,184)	(683)	(3,878)	(88,150)
Corporate and other
Segment Reporting
Other revenue	933	274	145	1,220
Other operating expense	(4,484)	(4,580)	(16,412)	(18,286)
Other income (expense)	(465)	(461)	(1,860)	(2,362)
Loss before income taxes	(4,016)	(4,767)	(18,127)	(19,428)
Mortgage Lending | Operating segments
Segment Reporting
Gain on sale of loans, net	5,955	20,131	65,294	14,004
Servicing (expense) fees, net	(12)	(119)	(432)	3,603
Gain (loss) on mortgage servicing rights, net	111	38	34	(28,509)
Other revenue	2	23	24	135
Other operating expense	(14,502)	(16,228)	(62,605)	(60,869)
Other income (expense)	389	(183)	98	2,366
Loss before income taxes	(8,057)	3,662	2,413	(69,270)
Real Estate Services | Operating segments
Segment Reporting
Real estate services fees, net	185	210	1,144	1,312
Other operating expense	(358)	(368)	(1,409)	(1,485)
Loss before income taxes	(173)	(158)	(265)	(173)
Long-term Mortgage Portfolio | Operating segments
Segment Reporting
Other revenue	16	27	110	143
Other operating expense	(13)	(122)	(778)	(633)
Other income (expense)	11,082	656	12,840	1,344
Loss before income taxes	$ 11,085	$ 561	$ 12,172	$ 854